Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 22,702,401	$ 12,514,374
Less: accumulated depreciation	(2,207,919)	(660,610)
Property and equipment, net	20,494,482	11,853,764
Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	384,088	273,339
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	599,495	160,772
Vehicle
Property Plant And Equipment [Line Items]
Property and equipment, gross	77,460	81,360
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,916,615	1,686,133
Manufacturing Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,368,930	2,832,726
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,607,975	3,227,150
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 3,747,838	$ 4,252,894